Quarterly financial information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	First Quarter Ended March 31, 2017	Second Quarter Ended June 30, 2017	Third Quarter Ended September 30, 2017	Fourth Quarter Ended December 31, 2017
Net product revenue	$240,292	$330,688	$407,241	$282,752
Other revenue	2,255	4,835	6,360	76

Total revenue	242,547	335,523	413,601	282,828
Costs and expenses:
Cost of product revenue	79,106	145,325	148,756	133,343
Research and development	3,914,974	4,076,220	4,739,360	4,259,357
Selling, general and administrative	4,594,716	4,990,943	4,934,937	3,983,088

Total costs and expenses	8,588,796	9,212,488	9,823,053	8,375,788

Loss from operations	(8,346,249)	(8,876,965)	(9,409,452)	(8,092,960)
Interest income, net	77,854	72,342	77,339	64,429

Net loss	$(8,268,395)	$(8,804,623)	$(9,332,113)	$(8,028,531)

Net loss per share attributable to common stockholders – basic and diluted	$(0.49)	$(0.51)	$(0.54)	$(0.46)

Weighted-average number of common shares outstanding – basic and diluted	16,873,512	17,130,264	17,386,249	17,642,646

	First Quarter Ended March 31, 2016	Second Quarter Ended June 30, 2016	Third Quarter Ended September 30, 2016	Fourth Quarter Ended December 31, 2016
Net product revenue	$—	$112,685	$586,134	$291,099
Other revenue	—	—	12,940	7,805

Total revenue	—	112,685	599,074	298,904

Costs and expenses:
Cost of product revenue	197,020	110,931	221,090	133,706
Research and development	4,387,079	6,094,921	5,665,357	4,230,804
Selling, general and administrative	5,111,695	5,377,784	5,447,847	3,918,661

Total costs and expenses	9,695,794	11,583,636	11,334,294	8,283,171

Loss from operations	(9,695,794)	(11,470,951)	(10,735,220)	(7,984,267)
Interest income, net	103,333	107,818	97,726	84,232

Net loss	$(9,592,461)	$(11,363,133)	$(10,637,494)	$(7,900,035)

Net loss per share attributable to common stockholders – basic and diluted	$(0.61)	$(0.71)	$(0.65)	$(0.48)

Weighted-average number of common shares outstanding – basic and diluted	15,843,532	16,105,555	16,361,617	16,619,596